Term Deposits And Cash And Cash Equivalents - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Restricted cash held at banks	¥ 15	¥ 11